Offerings - Offering: 1	Oct. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2025-V18, Commercial Mortgage Pass-Through Certificates, Series 2025-V18
Amount Registered | shares	1,109,922,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,109,922,000
Amount of Registration Fee	$ 153,280.23
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. Calculated in accordance with Rule 457(o) of the Securities Act of 1933.